Related Party Transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Entity Information [Line Items]
Assets identified	R$ 60,414,456	R$ 57,384,156
NET OPERATING REVENUE	26,116,856	22,651,036	R$ 21,479,468
Fees And Social Security Charges [Member] | Key Management Staff [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	(67,852)	(40,800)	(22,709)
Pension And Healthcare Plans [Member] | Key Management Staff [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	(1,974)	(1,809)	(1,641)
State Of Parana [Member] | Sanepar [Member] | Other related parties [Member]
Entity Information [Line Items]
Assets identified	18	445
Liabilities	0	0
NET OPERATING REVENUE	39,288	12,164	68
Cost/ expenses	0	0	0
State Of Parana [Member] | Dividends Payable [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	215,742	193,265
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
State Of Parana [Member] | Energia Solidaria Program [Member]
Entity Information [Line Items]
Assets identified	0	22,928
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
State Of Parana [Member] | Employees Transferred [Member]
Entity Information [Line Items]
Assets identified	309	342
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
State Of Parana [Member] | Meteorological Systemof Parana Simepar [Member] | Other related parties [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	247	649
NET OPERATING REVENUE	0	0	0
Cost/ expenses	(7,377)	(7,879)	(8,748)
BNDES And BNDESPAR [Member] | Dividends Payable [Member] | Entities With Significant Influence [Member]
Entity Information [Line Items]
Liabilities	298,087	281,508
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
BNDES And BNDESPAR [Member] | Financing [Member] | Entities With Significant Influence [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	1,114,432	1,796,646
NET OPERATING REVENUE	0	0	0
Cost/ expenses	(187,541)	(164,478)	(180,030)
BNDES And BNDESPAR [Member] | Debentures Wind Farms [Member] | Entities With Significant Influence [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	65,631	183,225
NET OPERATING REVENUE	0	0	0
Cost/ expenses	(13,079)	(23,509)	(25,036)
Caiua Transmissora De Energia [Member] | Total for all joint ventures [Member]
Entity Information [Line Items]
Assets identified	864	402
Liabilities	0	0
NET OPERATING REVENUE	5,098	4,726	3,860
Cost/ expenses	0	0	0
Caiua Transmissora De Energia [Member] | Dividends [Member] | Total for all joint ventures [Member]
Entity Information [Line Items]
Assets identified	19,673	2,836
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
Integracao Maranhense Transmissora [Member] | Dividends [Member] | Total for all joint ventures [Member]
Entity Information [Line Items]
Assets identified	4,002	3,149
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
Matrincha Transmissora De Energia [Member] | Dividends [Member] | Total for all joint ventures [Member]
Entity Information [Line Items]
Assets identified	16,787	14,045
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
Guaraciaba Transmissora De Energia [Member] | Dividends [Member] | Total for all joint ventures [Member]
Entity Information [Line Items]
Assets identified	28,107	34,017
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
Paranaiba Transmissora De Energia [Member] | Dividends [Member] | Total for all joint ventures [Member]
Entity Information [Line Items]
Assets identified	6,938	6,635
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
Cantareira Transmissora De Energia [Member] | Dividends [Member] | Total for all joint ventures [Member]
Entity Information [Line Items]
Assets identified	62,901	9,600
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
Dona Francisca Energetica S A [Member] | Total for all associates [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	0	1,312
NET OPERATING REVENUE	0	0	0
Cost/ expenses	(14,244)	(14,527)	(15,345)
Dona Francisca Energetica S A [Member] | Dividends [Member] | Total for all associates [Member]
Entity Information [Line Items]
Assets identified	2,127	54
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
Fozdo Chopim Energetica Ltda [Member] | Total for all associates [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	0	0
NET OPERATING REVENUE	0	1,456	3,570
Cost/ expenses	0	0	0
Administrative Property Rental [Member] | Other related parties [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	135,085	130,483
NET OPERATING REVENUE	0	0	0
Cost/ expenses	(12,932)	(12,211)	(10,091)
Pension And Healthcare Plans [Member] | Other related parties [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	1,478,157	1,158,709
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
Lactec [Member] | Other related parties [Member]
Entity Information [Line Items]
Assets identified	4	7
Liabilities	306	468
NET OPERATING REVENUE	575	525	462
Cost/ expenses	(2,670)	(1,697)	(5,706)
Tecpa [Member] | Other related parties [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	0	0
NET OPERATING REVENUE	2,595	2,281	2,030
Cost/ expenses	0	0	0
Celepa [Member] | Other related parties [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	0	0
NET OPERATING REVENUE	1,164	1,148	1,113
Cost/ expenses	(3)	(6)	(26)
Assembleia Legislativa Do Parana [Member] | Other related parties [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	0	0
NET OPERATING REVENUE	330	326	319
Cost/ expenses	0	0	0
Portos Do Parana [Member] | Other related parties [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	0	0
NET OPERATING REVENUE	4,443	4,114	5,070
Cost/ expenses	R$ 0	R$ 0	R$ 0